BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Ordinary shareholders		$ (27,271)	$ (8,882)	$ (8,367)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	40,534,697	40,274,935	33,815,448
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	[1]	40,534,697	40,274,935	33,815,448
Net loss per share attributable to ordinary shareholders, basic		$ (0.67)	$ (0.22)	$ (0.25)
Net loss per share attributable to ordinary shareholders, diluted		$ (0.67)	$ (0.22)	$ (0.25)
Antidilutive securities excluded from calculation of net loss per share		25,349,049	22,995,444	23,653,091
Convertible preferred shares
Denominator:
Antidilutive securities excluded from calculation of net loss per share		13,739,186	13,739,186	7,229,885
Outstanding share options
Denominator:
Antidilutive securities excluded from calculation of net loss per share		6,046,769	4,724,414	4,371,668
RSU
Denominator:
Antidilutive securities excluded from calculation of net loss per share		1,031,250
Warrant to Preferred A shares
Denominator:
Antidilutive securities excluded from calculation of net loss per share		3,880,777	3,880,777	3,614,960
Warrants
Denominator:
Antidilutive securities excluded from calculation of net loss per share		651,067	651,067	8,436,578

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.